Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Clockwise Core Equity & Innovation ETF
Shareholder Report [Line Items]
Fund Name	Clockwise Core Equity & Innovation ETF
Class Name	Clockwise Core Equity & Innovation ETF
Trading Symbol	TIME
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Clockwise Core Equity & Innovation ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.clockwisefunds.com. You can also request this information by contacting us at (866) 864-3968 or by writing the Fund at Clockwise Core Equity & Innovation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.clockwisefunds.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clockwise Core Equity & Innovation ETF	$50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
Net Assets	$ 24,682,000
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 111,624
Investment Company, Portfolio Turnover	668.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Size (Thousands)	$24,682
Number of Holdings	50
Total Advisory Fee Paid	$111,624
Portfolio Turnover	668%

Holdings [Text Block]

Sector/Security Type - Investments
(% of Total Net Assets)

*

*	Less than -0.05% of net assets.

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2025)

Top Ten Holdings	(% of Total Net Assets)
Hims & Hers Health, Inc. - Class A	3.2
Amazon.com, Inc.	3.1
Palantir Technologies, Inc. - Class A	3.1
NVIDIA Corp.	3.1
Netflix, Inc.	3.1
Robinhood Markets, Inc. - Class A	3.0
Broadcom, Inc.	3.0
Apple, Inc.	3.0
SharkNinja, Inc.	3.0
ProShares UltraShort S&P500	3.0